Restricted stock units (RSUs) (Details 1) - Restricted Stock Units (RSUs) [Member]	Jun. 30, 2019 USD ($)
2019	$ 790,105
2020	740,781
2021	146,557
2022	24,426
Total	$ 1,701,869